LEASES - Maturities of Lease Liabilities (Details)	Dec. 31, 2019 CNY (¥)
Finance Lease, Liability, Payment, Due [Abstract]
2020	¥ 315,373,609
2021	349,235,068
2022	221,652,540
Thereafter	387,198,829
Total undiscounted lease payments	1,273,460,046
Less: imputed interest	(142,779,127)
Total lease liabilities	¥ 1,130,680,919